Payroll and Related Benefits	12 Months Ended
Dec. 31, 2017
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Payroll and Related Benefits
9.	PAYROLL AND RELATED BENEFITS

Million US dollar	2017	2016	2015

Wages and salaries	(4 884)	(4 404)	(3 706)
Social security contributions	(699)	(647)	(633)
Other personnel cost	(762)	(580)	(648)
Pension expense for defined benefit plans	(196)	(194)	(212)
Share-based payment expense	(359)	(228)	(225)
Contributions to defined contribution plans	(118)	(77)	(90)

	(7 018)	(6 130)	(5 514)

Number of full time equivalents (FTE) at year-end	182 915	206 633	152 321

The number of full time equivalents can be split as follows:

	2017	2016	2015

AB InBev NV (parent company)	215	225	191
Other subsidiaries	182 700	206 408	152 130

	182 915	206 633	152 321

The 2017 increase in payroll and related benefits is mainly due to the full year reporting of the retained operations following the combination with SAB, whereas the reduction in FTEs mainly results from the disposals completed during the year. The 2016 increase in payroll and related benefits and FTEs is mainly due to the business combination with SAB. See also Note 22 – Assets classified as held for sale and discontinued operations.